Lease - Summary of Amounts Recognized in Consolidated Statement of Financial Position and Comprehensive Income (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 602,908	₩ 423,684	₩ 247,374
Interest expense on the lease liabilities		14,678	13,492
Expense relating to short-term lease		5,920	6,169
Expense relating to lease of low-value assets that are not short-term lease		8,434	7,130
Expense relating to variable lease payments not included in lease liabilities (included in administrative expenses)		262	438
Cash outflow for lease		267,864	245,151
The amounts recognized in the consolidated statement of financial position
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets		579,661	575,337
Lease liabilities	[1]	578,808	559,113
The amounts recognized in the consolidated statement of financial position | Right-of-use property and equipment
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	576,047	570,711
The amounts recognized in the consolidated statement of financial position | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	544,075	537,392
The amounts recognized in the consolidated statement of financial position | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	18,416	16,218
The amounts recognized in the consolidated statement of financial position | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	13,556	17,101
The amounts recognized in the consolidated statement of financial position | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Right-of-use assets	[1]	3,614	4,626
The amounts recognized in the consolidated statement of comprehensive income
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		289,992	277,712
The amounts recognized in the consolidated statement of comprehensive income | Real estate
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		262,240	246,058
The amounts recognized in the consolidated statement of comprehensive income | Vehicles
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		17,796	15,286
The amounts recognized in the consolidated statement of comprehensive income | Others
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		8,944	11,342
The amounts recognized in the consolidated statement of comprehensive income | Right-of-use intangible assets
Disclosure of quantitative information about leases for lessee [Line Items]
Depreciation and amortization of right-of-use assets		₩ 1,012	₩ 5,026

[1]	Included in property and equipment, intangible assets, and other liabilities.